Earnings per share	12 Months Ended
Dec. 31, 2011
Earnings Per Share
Earnings Per Share Disclosure
21. Earnings per share:
The Company calculates basic and diluted earnings per share as follows:

	For the year ended December 31,

	2009			2010			2011

	Income (numerator)	Weighted-average number of outstanding shares (denominator)	Amount per share	Income (numerator)	Weighted-average number of outstanding shares (denominator)	Amount per share	Income (numerator)	Weighted-average number of outstanding shares (denominator)	Amount per share

Net income/(loss) attributable to DryShips Inc.	($19,209)	—	$ —	$188,327	—	$ —	($70,128)	—	$ —
Less: Series A Convertible Preferred stock dividends	($7,497)	—	—	($13,624)	—	—	($4,466)	—	—
Less: Non-vested common stock dividends declared and undistributed earnings	-	—	—	($2,139)	—	—	-	—	—

Basic EPS
Income/(loss) available to common stockholders	($26,706)	209,331,737	($0.13)	$172,564	268,858,688	$0.64	($74,594)	355,144,764	($0.21)

Dilutive effect of securities Preferred stock dividends	-	-	-	13,624	36,567,164	—	-	-	—

Diluted EPS
Income/(loss) available to common stockholders	($26,706)	209,331,737	($0.13)	$186,188	305,425,852	$0.61	($74,594)	355,144,764	($0.21)

On July 15, 2009, the Company issued 52,238,806 shares of its Series A Convertible Preferred Stock under its agreement to acquire the remaining 25% of the total issued and outstanding capital stock of Ocean Rig UDW (Note 4). The aggregate face value of these shares was $280,000. The Series A Convertible Preferred Stock accrues cumulative dividends on a quarterly basis at an annual rate of 6.75% of the aggregate face value. Such accrued dividends are payable in additional shares of preferred stock immediately prior to any conversion. On February 14, 2011 and following the delivery of Ocean Rig Corcovado, 25% of the shares of Series A Convertible Preferred Stock held by each holder, amounting to 13,059,701 were converted, at the conversion price, into 10,242,903 shares of common stock. On the same date the unpaid cumulative accrued stock dividend as of December 31, 2010 associated with the Series A Convertible Preferred Stock was paid through the issuance of 5,158,762 shares of Series A Convertible Preferred Stock. On April 12, 2011 and following the delivery of Ocean Rig Olympia, 25% of the shares of Series A Convertible Preferred Stock held by each holder, amounting to 13,059,701 were converted, at the conversion price, into 10,242,903 shares of common stock. On the same date the unpaid cumulative accrued stock dividend for the period from January 1, to March 31, 2011, associated with the Series A Convertible Preferred Stock was paid through the issuance of 644,844 shares of Series A Convertible Preferred Stock. On September 2, 2011 and following the delivery of the Ocean Rig Poseidon, 25% of the shares of Series A Convertible Preferred Stock held by each holder, amounting to 13,059,701 were converted, at the conversion price, into 10,242,903 shares of common stock. On the same date, the unpaid cumulative accrued stock dividend for the period from April 1, 2011 to July 31, 2011, associated with the Series A Convertible Preferred Stock was paid through the issuance of 584,464 shares of Series A Convertible Preferred Stock. On October 17, 2011 and following the delivery of the Ocean Rig Mykonos, the final 25% of the shares of Series A Convertible Preferred Stock ("Preferred Stock") held by each holder, amounting to 13,059,701 shares in the aggregate, were converted, at the conversion price, into 10,242,903 shares of common stock. On the same date, the cumulative accrued stock dividend for the period from August 1, 2009 through September 30, 2011, was converted into 144,909 shares of Convertible Preferred Stock. On the same date, the dividend shares of Preferred Stock accrued quarterly from July 9, 2009 through September 30, 2011 held by each holder, amounting to 6,532,979 shares in the aggregate, were converted, at the conversion price, into 5,123,905 shares of common stock.

For the years ended December 31, 2009 and 2011, Series A Convertible Preferred Stock and non-vested, participating restricted common stock were not included in the computation of diluted earnings per share because the effect is anti-dilutive.

Non-vested share-based payment awards that contain rights to receive non forfeitable dividends or dividend equivalents (whether paid or unpaid) and participate equally in undistributed earnings are participating securities and, thus, are included in the two-class method of computing earnings per share. Non-vested, participating restricted common stock does not have a contractual obligation to share in the losses and was therefore, excluded from the basic loss per share calculation for the years ended December 31, 2009 and 2011 due to the losses in 2009 and 2011, respectively. As of December 31, 2010 no restricted stock was included in the computation of diluted earnings per share because the effect is anti-dilutive.

The warrants (Note 4) were not included in the computation of diluted earnings per share because the effect is anti-dilutive for the years ended December 31, 2010 and 2011 since they are out-of-the-money.

In relation to the Convertible Senior Notes due in fiscal year 2014 (Note 11), upon conversion, the Company may settle its conversion obligations, at its election, in cash, shares of Class A common stock or a combination of cash and shares of Class A common stock. The Company has elected on conversion, any amount due up to the principal portion of the notes to be paid in cash, with the remainder, if any, settled in shares of Class A common shares. Based on this presumption, and in accordance with ASC 260 “Earnings Per Share”, any dilutive effect of the Convertible Senior Notes under the if-converted method is not included in the diluted earnings per share presented above. None of the shares were dilutive since the average share price for the period the Notes were issued until December 31, 2009, 2010 and 2011 did not exceed the conversion price. The 26,100,000 loaned shares of common stock issued during 2009 and the 10,000,000 issued during 2010 are excluded in computing earnings per share as no default has occurred as set out in the share lending agreement. During 2011 the share borrower returned 1,000,000 of the above loaned shares to the Company, which were not retired.